SCHEDULE OF INVESTMENTS (000)*

June 30, 2022 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK

Canada — 1.4%

Canadian National Railway Co.	4,480	$504

China — 0.3%

Tencent Holdings Ltd.	2,000	90

France — 7.3%

Alstom S.A.	28,098	636

AXA SA	20,041	455

Carrefour SA	23,509	416

Sanofi	7,494	757

TotalEnergies SE	7,150	377

		2,641

Germany — 3.7%

RWE AG	11,492	422

SAP SE	10,203	930

		1,352

Ireland — 1.0%

Ryanair Holdings PLC ADR [1]	5,124	345

Italy — 5.6%

Enel SpA	175,837	962

UniCredit SpA	111,032	1,055

		2,017

Japan — 4.3%

FANUC Corp.	4,000	626

Murata Manufacturing Co. Ltd.	5,900	322

Takeda Pharmaceutical Co. Ltd.	21,900	616

		1,564

Netherlands — 3.5%

Akzo Nobel NV	8,481	557

ING Groep NV	38,055	376

Koninklijke Philips NV	15,014	323

		1,256

South Korea — 3.5%

Samsung Electronics Co. Ltd.	23,107	1,014

SK Hynix Inc.	3,349	235

		1,249

Spain — 1.0%

Aena SME S.A. [1]	2,947	375

Switzerland — 4.7%

Novartis AG	11,205	949

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2022 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

Switzerland — (continued)

Roche Holding AG	2,287	$763

		1,712

United Kingdom — 15.0%

Barclays PLC	365,742	682

Prudential PLC	91,943	1,137

Reckitt Benckiser Group PLC	11,148	837

RELX PLC	13,466	365

Rolls-Royce Holdings PLC [1]	1,214,985	1,227

SSP Group PLC [1]	234,952	666

WH Smith PLC [1]	30,644	524

		5,438

United States — 45.8%

Alphabet Inc., Class C [1]	427	934

Berry Global Group Inc. [1]	17,932	980

Booking Holdings Inc. [1]	483	845

Broadcom Inc.	489	238

Carrier Global Corp.	23,591	841

Citigroup Inc.	11,262	518

Concentrix Corp.	7,279	987

Essent Group Ltd.	14,371	559

Fiserv Inc. [1]	13,275	1,181

General Electric Co.	12,558	800

Genpact Ltd.	28,682	1,215

Jones Lang LaSalle Inc. [1]	1,354	237

Las Vegas Sands Corp. [1]	30,081	1,010

Leidos Holdings Inc.	8,790	885

Meta Platforms Inc., Class A [1]	3,791	611

Mondelez International Inc., Class A	11,512	715

Sabre Corp. [1]	100,612	587

TD SYNNEX Corp.	4,995	455

Walt Disney Co. [1]	8,062	761

Waste Management Inc.	3,774	577

Wells Fargo & Co.	13,739	538

Westrock Co.	12,936	515

Zimmer Biomet Holdings Inc.	5,631	592

		16,581

Total Common Stock

(Cost $42,814) — 97.1%		35,124

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2022 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.359% **	731,469	$731

Total Short-Term Investment

(Cost $731) — 2.0%		731

Total Investments — 99.1%

(Cost $43,545)		35,855

Other Assets in Excess of Liabilities — 0.9%		327

Net Assets — 100.0%		$36,182

*	Except for per share data.
**	The rate reported is the 7-day effective yield as of June 30, 2022.

1	Non-income producing security.

As of June 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-2900